Discontinued Operations	12 Months Ended
Dec. 31, 2020
Spectrum Global Solutions, Inc. [Member]
Discontinued Operations [Line Items]
Discontinued Operations
18.	Discontinued Operations

During the year ended December 31, 2020, the Company disposed of its TNS and AWS subsidiaries (refer to Note 3, Disposals of Subsidiaries, for additional detail). The Company determined that both sales qualified for discontinued operations treatment.

As a result of the sales of TNS and AWS, the Company recorded a loss and gain on disposal of subsidiary of $6,478,663 and $711,676, respectively. These amounts are included within loss on discontinued operations, net of tax, on the statement of operations for the year ended December 31, 2020.

The assets and liabilities of TNS and AWS as of December 31, 2019 have been included within the consolidated balance sheet as current assets of discontinued operations, long-term assets of discontinued operations, and current liabilities of discontinued operations.

The results of operations of TNS and AWS have been included within loss on discontinued operations, net of tax on the statements of operations for the years ended December 31, 2020 and 2019.

The following table shows the balance sheet of the Company’s discontinued operations as of December 31, 2019.

December 31, 2019
Current assets:
Cash	$93,678
Accounts receivable, net of allowance of $64,299	1,306,638
Contract assets	168,473
Prepaid expenses and deposits	180,989
Current assets of discontinued operations	$1,749,778

Long-term assets:
Property and equipment, net of accumulated depreciation of $862,377	$83,369
Goodwill	1,574,599
Customer lists, net of accumulated amortization of $382,967	2,411,862
Tradenames, net accumulated amortization of $176,608	592,513
Operating lease right-of-use assets	70,023
Other assets	25,746
Long-term assets of discontinued operations	$4,758,112

Current liabilities:
Accounts payable and accrued liabilities	$1,291,547
Contract liabilities	348,556
Operating lease liabilities	72,930
Current liabilities of discontinued operations	$1,713,033

The following table shows the statement of operations for the Company’s discontinued operations for the years ended December 31, 2020 and 2019.

	For the years ended
	December 31,
	2020	2019
Revenue	$4,131,545	$8,514,526

Operating expenses:
Cost of revenues	4,230,943	6,996,991
Depreciation and amortization	251,473	332,239
Salaries and wages	685,629	1,102,791
General and administrative	484,751	947,098
Total operating expenses	5,652,796	9,379,119

Loss from operations	(1,521,251)	(864,593)

Other (expenses) income:
Interest expense	(4,588)	(9,135)
Loss on disposal of subsidiary	(5,766,987)	-
Loss on disposal of assets	(24,065)	-
Total other expense	(5,795,640)	(9,135)

Pre-tax loss from operations	(7,316,891)	(873,728)

Provision for income taxes	-	-

Loss on discontinued operations, net of tax	$(7,316,891)	$(873,728)